Document and Entity Information	0 Months Ended
Oct. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 25, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 25, 2013
Document Effective Date	Oct. 25, 2013
Prospectus Date	Jun. 28, 2013
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares
Risk/Return:
Trading Symbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares
Risk/Return:
Trading Symbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	SNWIX